OLD WESTBURY FUNDS, INC.
(the “Corporation”)

Old Westbury Large Cap Strategies Fund

(the “Fund”)

Supplement dated April 1, 2022 to the
Prospectus dated March 1, 2022

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated March 1, 2022.

Important Notice Regarding Sub-Adviser and Portfolio Managers

Old Westbury Large Cap Strategies Fund

Effective March 31, 2022, Mr. Teeja Boye will join Messrs. Levanson, Williams, Christiansen and Kansari as a portfolio manager of the portion of the Old Westbury Large Cap Strategies Fund managed by Sands Capital Management, LLC, replacing Mr. Ashraf A. Haque.

Accordingly, effective March 31, 2022:

•	All references and information with respect to Mr. Ashraf A. Haque are hereby deleted.

•	The sixth paragraph in the section entitled “Old Westbury Large Cap Strategies Fund–Management of the Fund-Portfolio Managers and Sub-Advisers” beginning on page 8 is hereby deleted in its entirety and replaced with the following:

Sands Capital Management, LLC (“Sands Capital”) is responsible for the day-to-day management of a portion of the Fund’s portfolio subject to the oversight of the Adviser. Messrs. David Levanson, Perry Williams, Brian Christiansen, Neil Kansari and Teeja Boye are the portfolio managers of Sands Capital’s portion of the Fund. Mr. Levanson has been a portfolio manager of Sands Capital’s portion of the Fund since November 16, 2011. Mr. Williams has been a portfolio manager of Sands Capital’s portion of the Fund since June 1, 2013. Mr. Christiansen has been a portfolio manager of Sands Capital’s portion of the Fund since January 31, 2020. Mr. Kansari has been a portfolio manager of Sands Capital’s portion of the Fund since July 28, 2020. Mr. Boye has been a portfolio manager of Sands Capital’s portion of the Fund since March 31, 2022.

•	The following paragraph is added after the tenth paragraph under the section entitled “WHO MANAGES THE FUNDS?–Portfolio Managers - Large Cap Strategies Fund” beginning on page 54:

Mr. Teeja Boye, Senior Research Analyst and Portfolio Manager, joined Sands Capital in 2014 as a Research Analyst. Prior to 2008, Mr. Boye worked as an Investment Analyst for Insparo Asset Management in London, UK, from 2008 to 2013. From 2006 to 2008, he worked as an Associate Analyst for UBS in London, UK. Mr. Boye received his BSc in Economics and Economic History from the London School of Economics in 2006. He also earned his MBA from the University of Virginia in 2019.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OWF-A21-SUPP040122	Old Westbury Funds, Inc.

OLD WESTBURY FUNDS, INC.

(the “Corporation”)

Old Westbury Large Cap Strategies Fund

(the “Fund”)

Supplement dated April 1, 2022 to the
Statement of Additional Information (“SAI”) dated March 1, 2022

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s SAI dated March 1, 2022.

Important Notice Regarding Sub-Adviser and Portfolio Managers

Old Westbury Large Cap Strategies Fund

Effective March 31, 2022, Mr. Teeja Boye will join Messrs. Levanson, Williams, Christiansen and Kansari as a portfolio manager of the portion of the Old Westbury Large Cap Strategies Fund managed by Sands Capital Management, LLC, replacing Mr. Ashraf A. Haque.

Accordingly, effective March 31, 2022:

•	All references and information with respect to Mr. Ashraf A. Haque are hereby deleted.

•	The following changes are made under the section entitled “WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?–INVESTMENT ADVISER AND SUB-ADVISERS–Additional Portfolio Manager Information”:

o	The table under the heading “Other Accounts Managed by Portfolio Managers” beginning on page 45 is modified by adding the following under “Large Cap Strategies Fund—Sands Capital”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Teeja Boye*	0	$0	0	$0	1	$344,744

* Information provided as of February 28, 2022

o	The table under the heading “Other Accounts Managed by Portfolio Managers –Accounts and Assets for which an Investment Advisory Fee is Based on Performance” beginning on page 47 is modified by adding the following under “Large Cap Strategies Fund—Sands Capital”:

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other Accounts
	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Teeja Boye*	0	$0	0	$0	0	$0

* Information provided as of February 28, 2022

o	The table under the heading “Ownership of Securities” beginning on page 49 is modified by adding the following under “Sands Capital”:

	All Cap Core Fund	Large Cap Strategies Fund	Small & Mid Cap Strategies Fund	Credit Income Fund	Fixed Income Fund	Municipal Bond Fund	California Municipal Bond Fund	New York Municipal Bond Fund
Teeja Boye*	None	None	None	None	None	None	None	None

* Information provided as of February 28, 2022

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE